Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following table provides disaggregated information for revenues for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Freight revenues
Petroleum and chemicals		$2,816	$2,631	$3,052
Metals and minerals		1,548	1,409	1,643
Forest products		1,740	1,700	1,808
Coal		618	527	658
Grain and fertilizers		2,475	2,609	2,392
Intermodal		4,115	3,751	3,787
Automotive		576	591	858
Total freight revenues		13,888	13,218	14,198
Other revenues		589	601	719
Total revenues (1) (2)		$14,477	$13,819	$14,917
(1)As at December 31, 2021, the Company had remaining performance obligations related to freight in-transit, for which revenues of $83 million (2020 - $101 million) are expected to be recognized in the next period.
(2)See Note 23 - Segmented information for the disaggregation of revenues by geographic area.

Schedule of contract liabilities
The following table provides a reconciliation of the beginning and ending balances of contract liabilities for the years ended December 31, 2021, and 2020:

In millions	2021	2020
Beginning of year	$200	$211
Revenue recognized included in the beginning balance	(182)	(16)
Increase due to consideration received, net of revenue recognized	56	5
End of year	$74	$200
Current portion - End of year	$74	$115